PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 98.8%
Aerospace & Defense — 1.3%
AAR Corp.*(a)	31,411	$1,521,235
Aerojet Rocketdyne Holdings, Inc.*(a)	70,595	2,777,913
AeroVironment, Inc.*(a)	21,744	2,046,980
Kaman Corp.(a)	26,242	1,141,002
Moog, Inc. (Class A Stock)	27,364	2,402,559
National Presto Industries, Inc.	4,719	363,127
Park Aerospace Corp.	18,394	240,042
Triumph Group, Inc.*	61,010	1,542,333
		12,035,191
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*(a)	25,440	2,197,253
Forward Air Corp.	25,416	2,485,176
Hub Group, Inc. (Class A Stock)*	31,970	2,468,404
		7,150,833
Airlines — 0.5%
Allegiant Travel Co.*	14,324	2,326,074
Hawaiian Holdings, Inc.*(a)	48,440	954,268
SkyWest, Inc.*	47,560	1,372,106
		4,652,448
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	107,930	837,537
Dorman Products, Inc.*(a)	26,810	2,547,754
Gentherm, Inc.*(a)	31,300	2,286,152
LCI Industries(a)	23,829	2,473,688
Motorcar Parts of America, Inc.*(a)	18,190	324,328
Patrick Industries, Inc.	21,160	1,275,948
Standard Motor Products, Inc.	18,019	777,340
XPEL, Inc.*(a)	15,600	820,716
		11,343,463
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	31,421	1,697,677
Banks — 10.1%
Allegiance Bancshares, Inc.	17,810	795,751
Ameris Bancorp(a)	62,360	2,736,357
Banc of California, Inc.	50,980	986,973
BancFirst Corp.(a)	17,820	1,482,802
Bancorp, Inc. (The)*	54,060	1,531,520
BankUnited, Inc.(a)	80,720	3,548,451
Banner Corp.	32,270	1,888,763
Berkshire Hills Bancorp, Inc.(a)	45,880	1,329,144
Brookline Bancorp, Inc.	73,222	1,158,372
Central Pacific Financial Corp.	26,100	728,190
City Holding Co.	14,264	1,122,577
Columbia Banking System, Inc.(a)	73,268	2,364,358
Community Bank System, Inc.	50,766	3,561,235
Customers Bancorp, Inc.*(a)	28,520	1,487,033
CVB Financial Corp.(a)	127,690	2,963,685
Dime Community Bancshares, Inc.	30,818	1,065,378
Eagle Bancorp, Inc.	30,110	1,716,571
FB Financial Corp.	33,590	1,492,068
First Bancorp	32,560	1,360,031
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	190,252	$2,496,106
First Commonwealth Financial Corp.	88,830	1,346,663
First Financial Bancorp	88,703	2,044,604
First Hawaiian, Inc.	120,190	3,352,099
Hanmi Financial Corp.	28,726	706,947
Heritage Financial Corp.	33,070	828,734
Hilltop Holdings, Inc.(a)	57,310	1,684,914
HomeStreet, Inc.	18,850	893,113
Hope Bancorp, Inc.	113,134	1,819,195
Independent Bank Corp.(a)	44,596	3,643,047
Independent Bank Group, Inc.(a)	34,650	2,465,694
Investors Bancorp, Inc.	212,790	3,176,955
Lakeland Financial Corp.(a)	23,840	1,740,320
Meta Financial Group, Inc.	28,120	1,544,350
National Bank Holdings Corp. (Class A Stock)	28,160	1,134,285
NBT Bancorp, Inc.	40,870	1,476,633
Northwest Bancshares, Inc.	119,380	1,612,824
OFG Bancorp (Puerto Rico)	46,770	1,245,953
Pacific Premier Bancorp, Inc.	89,005	3,146,327
Park National Corp.(a)	13,610	1,788,082
Preferred Bank	12,730	943,166
Renasant Corp.	52,580	1,758,801
S&T Bancorp, Inc.	37,073	1,096,619
Seacoast Banking Corp. of Florida	55,160	1,931,703
ServisFirst Bancshares, Inc.(a)	45,990	4,382,387
Simmons First National Corp. (Class A Stock)(a)	106,256	2,786,032
Southside Bancshares, Inc.	30,416	1,241,885
Tompkins Financial Corp.	11,244	880,068
Triumph Bancorp, Inc.*	22,230	2,090,064
Trustmark Corp.	58,130	1,766,571
United Community Banks, Inc.(a)	98,787	3,437,787
Veritex Holdings, Inc.	46,540	1,776,432
Westamerica BanCorp(a)	25,320	1,531,860
		97,089,479
Beverages — 0.6%
Celsius Holdings, Inc.*(a)	36,010	1,987,032
Coca-Cola Consolidated, Inc.	4,375	2,173,719
MGP Ingredients, Inc.(a)	11,790	1,009,106
National Beverage Corp.(a)	21,910	953,085
		6,122,942
Biotechnology — 2.0%
Anika Therapeutics, Inc.*(a)	13,620	341,998
Avid Bioservices, Inc.*(a)	58,050	1,182,479
Coherus Biosciences, Inc.*	60,290	778,344
Cytokinetics, Inc.*(a)	79,080	2,910,935
Eagle Pharmaceuticals, Inc.*(a)	10,650	527,069
Emergent BioSolutions, Inc.*	45,150	1,853,859
Enanta Pharmaceuticals, Inc.*	17,190	1,223,584
iTeos Therapeutics, Inc.*(a)	19,000	611,420
Ligand Pharmaceuticals, Inc.*(a)	15,760	1,772,842
Myriad Genetics, Inc.*	75,290	1,897,308
Organogenesis Holdings, Inc.*(a)	59,850	456,057
REGENXBIO, Inc.*	35,460	1,176,917
uniQure NV (Netherlands)*	34,040	615,103
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	52,700	$596,037
Vericel Corp.*(a)	44,100	1,685,502
Xencor, Inc.*	55,150	1,471,402
		19,100,856
Building Products — 1.7%
AAON, Inc.	39,049	2,176,201
American Woodmark Corp.*	15,610	764,109
Apogee Enterprises, Inc.(a)	23,448	1,112,842
Gibraltar Industries, Inc.*	30,808	1,323,204
Griffon Corp.	44,569	892,717
Insteel Industries, Inc.	18,340	678,397
PGT Innovations, Inc.*	56,200	1,010,476
Quanex Building Products Corp.	31,458	660,303
Resideo Technologies, Inc.*	136,160	3,244,693
UFP Industries, Inc.	58,352	4,502,440
		16,365,382
Capital Markets — 0.9%
B. Riley Financial, Inc.(a)	15,150	1,059,894
Blucora, Inc.*	45,912	897,580
Brightsphere Investment Group, Inc.(a)	33,010	800,492
Donnelley Financial Solutions, Inc.*	27,497	914,550
Greenhill & Co., Inc.	12,650	195,695
Piper Sandler Cos.(a)	13,295	1,744,969
StoneX Group, Inc.*	16,110	1,195,845
Virtus Investment Partners, Inc.	6,720	1,612,733
WisdomTree Investments, Inc.(a)	102,670	602,673
		9,024,431
Chemicals — 2.8%
AdvanSix, Inc.	26,510	1,354,396
American Vanguard Corp.	25,518	518,526
Balchem Corp.(a)	30,533	4,173,861
Ferro Corp.*	78,010	1,695,937
FutureFuel Corp.	24,110	234,590
GCP Applied Technologies, Inc.*	50,600	1,589,852
Hawkins, Inc.	17,680	811,512
HB Fuller Co.	49,808	3,290,815
Innospec, Inc.	23,210	2,148,085
Koppers Holdings, Inc.	20,170	555,078
Livent Corp.*(a)	152,330	3,971,243
Quaker Chemical Corp.(a)	12,648	2,185,701
Rayonier Advanced Materials, Inc.*	60,370	396,631
Stepan Co.	20,080	1,984,105
Tredegar Corp.	24,345	291,897
Trinseo PLC(a)	36,530	1,750,518
		26,952,747
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	63,473	2,922,297
Brady Corp. (Class A Stock)	45,442	2,102,601
CoreCivic, Inc.*	113,600	1,268,912
Deluxe Corp.	40,240	1,216,858
GEO Group, Inc. (The), REIT*(a)	115,520	763,587
Harsco Corp.*	74,770	915,185
Healthcare Services Group, Inc.(a)	70,420	1,307,699
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
HNI Corp.	41,061	$1,521,310
Interface, Inc.(a)	55,592	754,383
KAR Auction Services, Inc.*(a)	114,250	2,062,213
Matthews International Corp. (Class A Stock)	29,730	962,063
Pitney Bowes, Inc.	156,620	814,424
UniFirst Corp.	14,340	2,642,575
US Ecology, Inc.*	29,830	1,428,260
Viad Corp.*	19,367	690,240
		21,372,607
Communications Equipment — 1.3%
ADTRAN, Inc.	46,280	853,866
CalAmp Corp.*	34,150	249,637
Comtech Telecommunications Corp.	24,849	389,881
Digi International, Inc.*	32,984	709,816
Extreme Networks, Inc.*	121,840	1,487,666
Harmonic, Inc.*	96,724	898,566
NETGEAR, Inc.*(a)	27,666	682,797
NetScout Systems, Inc.*	69,600	2,232,768
Plantronics, Inc.*(a)	40,300	1,587,820
Viavi Solutions, Inc.*	216,830	3,486,626
		12,579,443
Construction & Engineering — 1.0%
Arcosa, Inc.(a)	45,480	2,603,730
Comfort Systems USA, Inc.	33,894	3,016,905
Granite Construction, Inc.(a)	43,280	1,419,584
MYR Group, Inc.*(a)	15,900	1,495,236
NV5 Global, Inc.*(a)	11,190	1,491,627
		10,027,082
Consumer Finance — 0.9%
Encore Capital Group, Inc.*(a)	23,390	1,467,255
Enova International, Inc.*(a)	32,179	1,221,837
EZCORP, Inc. (Class A Stock)*	50,511	305,086
Green Dot Corp. (Class A Stock)*	51,550	1,416,594
LendingTree, Inc.*	10,800	1,292,436
PRA Group, Inc.*(a)	41,087	1,852,202
World Acceptance Corp.*(a)	3,882	744,723
		8,300,133
Containers & Packaging — 0.3%
Myers Industries, Inc.	34,210	738,936
O-I Glass, Inc.*	146,750	1,934,165
		2,673,101
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*(a)	46,900	1,393,399
American Public Education, Inc.*	17,713	376,224
Perdoceo Education Corp.*	66,320	761,353
Strategic Education, Inc.	21,310	1,414,558
WW International, Inc.*(a)	50,290	514,467
		4,460,001
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	10,300	410,764

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Cogent Communications Holdings, Inc.(a)	40,000	$2,654,000
Consolidated Communications Holdings, Inc.*	67,620	398,958
		3,463,722
Electrical Equipment — 0.4%
AZZ, Inc.	23,272	1,122,641
Encore Wire Corp.(a)	19,101	2,178,851
Powell Industries, Inc.	8,492	164,915
		3,466,407
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.	35,507	3,056,443
Arlo Technologies, Inc.*	79,654	705,734
Badger Meter, Inc.	27,574	2,749,403
Benchmark Electronics, Inc.(a)	33,250	832,580
CTS Corp.	30,354	1,072,710
ePlus, Inc.*	25,320	1,419,439
Fabrinet (Thailand)*	34,880	3,666,934
FARO Technologies, Inc.*	17,214	893,751
Insight Enterprises, Inc.*(a)	32,895	3,530,291
Itron, Inc.*	42,670	2,247,856
Knowles Corp.*	86,920	1,871,388
Methode Electronics, Inc.(a)	35,136	1,519,632
OSI Systems, Inc.*(a)	15,490	1,318,509
PC Connection, Inc.	10,390	544,332
Plexus Corp.*(a)	26,490	2,167,147
Rogers Corp.*	17,661	4,798,494
Sanmina Corp.*(a)	59,830	2,418,329
ScanSource, Inc.*	24,143	839,935
TTM Technologies, Inc.*	98,389	1,458,125
		37,111,032
Energy Equipment & Services — 2.0%
Archrock, Inc.	126,350	1,166,211
Bristow Group, Inc.*(a)	21,907	812,312
Core Laboratories NV(a)	43,610	1,379,384
DMC Global, Inc.*(a)	18,140	553,270
Dril-Quip, Inc.*(a)	33,450	1,249,357
Helix Energy Solutions Group, Inc.*(a)	133,920	640,138
Helmerich & Payne, Inc.(a)	99,440	4,254,043
Nabors Industries Ltd.*	7,306	1,115,772
Oceaneering International, Inc.*	94,090	1,426,404
Oil States International, Inc.*	58,270	404,977
Patterson-UTI Energy, Inc.	202,850	3,140,118
ProPetro Holding Corp.*	79,930	1,113,425
RPC, Inc.*(a)	66,270	707,101
U.S. Silica Holdings, Inc.*	70,290	1,311,611
		19,274,123
Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	100,380	1,734,566
Marcus Corp. (The)*(a)	20,768	367,594
		2,102,160
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 8.0%
Acadia Realty Trust(a)	83,405	$1,807,386
Agree Realty Corp.(a)	67,180	4,458,065
Alexander & Baldwin, Inc.	68,380	1,585,732
American Assets Trust, Inc.	49,730	1,884,270
Armada Hoffler Properties, Inc.	58,870	859,502
Brandywine Realty Trust	161,330	2,281,206
CareTrust REIT, Inc.	91,475	1,765,467
Centerspace(a)	14,130	1,386,436
Chatham Lodging Trust*	46,120	635,995
Community Healthcare Trust, Inc.	22,150	934,951
DiamondRock Hospitality Co.*(a)	198,610	2,005,961
Diversified Healthcare Trust	225,380	721,216
Easterly Government Properties, Inc.(a)	81,190	1,716,357
Essential Properties Realty Trust, Inc.	114,630	2,900,139
Four Corners Property Trust, Inc.(a)	73,029	1,974,704
Franklin Street Properties Corp.	89,872	530,245
Getty Realty Corp.	37,214	1,065,065
Global Net Lease, Inc.(a)	97,660	1,536,192
Hersha Hospitality Trust*	31,290	284,113
Independence Realty Trust, Inc.(a)	207,840	5,495,290
Industrial Logistics Properties Trust(a)	61,640	1,397,379
Innovative Industrial Properties, Inc.(a)	24,150	4,960,410
iStar, Inc.(a)	65,500	1,533,355
LTC Properties, Inc.(a)	37,156	1,429,391
LXP Industrial Trust	266,656	4,186,499
NexPoint Residential Trust, Inc.(a)	21,400	1,932,634
Office Properties Income Trust	45,710	1,176,118
Orion Office REIT, Inc.(a)	53,350	746,900
Retail Opportunity Investments Corp.	114,490	2,219,961
RPT Realty(a)	79,750	1,098,157
Safehold, Inc.(a)	13,270	735,821
Saul Centers, Inc.	12,260	646,102
Service Properties Trust	155,990	1,377,392
SITE Centers Corp.	169,290	2,828,836
Summit Hotel Properties, Inc.*	100,310	999,088
Tanger Factory Outlet Centers, Inc.(a)	98,050	1,685,479
Uniti Group, Inc.	222,610	3,063,114
Universal Health Realty Income Trust	12,080	705,110
Urban Edge Properties(a)	104,000	1,986,400
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	28,390	534,016
Veris Residential, Inc.*(a)	75,620	1,315,032
Washington Real Estate Investment Trust(a)	79,770	2,034,135
Whitestone REIT(a)	43,500	576,375
Xenia Hotels & Resorts, Inc.*	107,680	2,077,147
		77,073,143
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	28,654	1,440,150
Chefs’ Warehouse, Inc. (The)*	30,710	1,001,146
PriceSmart, Inc.	22,660	1,787,194
SpartanNash Co.	33,976	1,120,868
United Natural Foods, Inc.*	54,730	2,263,086
		7,612,444

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 1.7%
B&G Foods, Inc.(a)	61,280	$1,653,334
Calavo Growers, Inc.	16,750	610,538
Cal-Maine Foods, Inc.(a)	35,220	1,944,848
Fresh Del Monte Produce, Inc.	31,350	812,279
Hostess Brands, Inc.*	130,450	2,862,073
J & J Snack Foods Corp.(a)	14,058	2,180,396
John B. Sanfilippo & Son, Inc.	8,330	695,055
Seneca Foods Corp. (Class A Stock)*	5,690	293,263
Simply Good Foods Co. (The)*	79,760	3,026,892
Tootsie Roll Industries, Inc.(a)	16,789	586,943
TreeHouse Foods, Inc.*(a)	52,600	1,696,876
		16,362,497
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	16,600	2,286,816
Northwest Natural Holding Co.	28,885	1,493,932
South Jersey Industries, Inc.(a)	106,014	3,662,784
		7,443,532
Health Care Equipment & Supplies — 3.2%
AngioDynamics, Inc.*	36,570	787,718
Artivion, Inc.*(a)	37,183	794,972
Avanos Medical, Inc.*	45,510	1,524,585
BioLife Solutions, Inc.*(a)	28,280	642,804
Cardiovascular Systems, Inc.*	38,300	865,580
CONMED Corp.(a)	27,579	4,096,860
Cutera, Inc.*(a)	15,410	1,063,290
Glaukos Corp.*	44,180	2,554,488
Heska Corp.*(a)	10,100	1,396,628
Inogen, Inc.*(a)	19,330	626,679
Integer Holdings Corp.*	31,104	2,506,049
Lantheus Holdings, Inc.*	63,820	3,529,884
LeMaitre Vascular, Inc.(a)	18,080	840,178
Meridian Bioscience, Inc.*(a)	41,075	1,066,307
Merit Medical Systems, Inc.*	47,908	3,186,840
Mesa Laboratories, Inc.(a)	4,930	1,256,558
Natus Medical, Inc.*	32,275	848,187
OraSure Technologies, Inc.*(a)	68,050	461,379
Orthofix Medical, Inc.*	18,680	610,836
Surmodics, Inc.*	13,132	595,274
Tactile Systems Technology, Inc.*	18,700	376,992
Varex Imaging Corp.*(a)	37,330	794,756
Zimvie, Inc.*	19,700	449,948
Zynex, Inc.(a)	21,320	132,824
		31,009,616
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.*	14,980	1,397,484
AMN Healthcare Services, Inc.*	44,579	4,650,927
Apollo Medical Holdings, Inc.*(a)	35,610	1,726,017
Community Health Systems, Inc.*(a)	117,130	1,390,333
CorVel Corp.*(a)	8,850	1,490,694
Covetrus, Inc.*	97,440	1,636,018
Cross Country Healthcare, Inc.*	33,393	723,626
Ensign Group, Inc. (The)(a)	49,310	4,438,393
Fulgent Genetics, Inc.*(a)	18,330	1,143,975
Hanger, Inc.*	34,760	637,151
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Joint Corp. (The)*	13,660	$483,427
MEDNAX, Inc.*(a)	80,380	1,887,322
ModivCare, Inc.*(a)	11,610	1,339,678
Owens & Minor, Inc.(a)	71,130	3,131,143
Pennant Group, Inc. (The)*	25,495	474,972
RadNet, Inc.*	43,900	982,043
Select Medical Holdings Corp.(a)	99,940	2,397,561
Tivity Health, Inc.*(a)	41,718	1,342,068
U.S. Physical Therapy, Inc.(a)	12,170	1,210,306
		32,483,138
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*(a)	115,590	2,603,087
Computer Programs & Systems, Inc.*	13,766	474,239
HealthStream, Inc.*	23,830	474,694
NextGen Healthcare, Inc.*	52,964	1,107,477
Omnicell, Inc.*(a)	41,432	5,365,030
OptimizeRx Corp.*(a)	16,800	633,528
Simulations Plus, Inc.(a)	14,770	752,974
		11,411,029
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.*	22,032	623,506
Bloomin’ Brands, Inc.(a)	76,580	1,680,165
Brinker International, Inc.*(a)	42,060	1,605,010
Cheesecake Factory, Inc. (The)*(a)	45,750	1,820,392
Chuy’s Holdings, Inc.*(a)	18,760	506,520
Dave & Buster’s Entertainment, Inc.*	36,500	1,792,150
Dine Brands Global, Inc.	16,215	1,263,959
El Pollo Loco Holdings, Inc.*	18,440	214,273
Fiesta Restaurant Group, Inc.*(a)	16,440	122,889
Golden Entertainment, Inc.*	19,150	1,112,041
Jack in the Box, Inc.(a)	19,850	1,854,188
Monarch Casino & Resort, Inc.*	12,371	1,079,122
Red Robin Gourmet Burgers, Inc.*	14,823	249,916
Ruth’s Hospitality Group, Inc.(a)	29,918	684,524
Shake Shack, Inc. (Class A Stock)*	36,880	2,504,152
		17,112,807
Household Durables — 2.2%
Cavco Industries, Inc.*	8,030	1,934,025
Century Communities, Inc.	28,010	1,500,496
Ethan Allen Interiors, Inc.(a)	20,779	541,709
Installed Building Products, Inc.(a)	22,130	1,869,764
iRobot Corp.*(a)	25,400	1,610,360
La-Z-Boy, Inc.	41,371	1,090,953
LGI Homes, Inc.*(a)	20,140	1,967,275
M/I Homes, Inc.*	27,350	1,212,973
MDC Holdings, Inc.	53,272	2,015,812
Meritage Homes Corp.*	35,167	2,786,281
Sonos, Inc.*	114,300	3,225,546
Tupperware Brands Corp.*(a)	46,190	898,396
Universal Electronics, Inc.*	12,314	384,689
		21,038,279
Household Products — 0.5%
Central Garden & Pet Co.*(a)	9,190	403,992

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Central Garden & Pet Co. (Class A Stock)*	37,378	$1,524,275
WD-40 Co.(a)	12,899	2,363,484
		4,291,751
Insurance — 2.6%
Ambac Financial Group, Inc.*	43,750	455,000
American Equity Investment Life Holding Co.(a)	77,710	3,101,406
AMERISAFE, Inc.	18,244	906,179
Assured Guaranty Ltd.	65,810	4,189,465
eHealth, Inc.*(a)	22,391	277,872
Employers Holdings, Inc.	26,375	1,081,903
Genworth Financial, Inc. (Class A Stock)*	478,460	1,808,579
HCI Group, Inc.	7,530	513,395
Horace Mann Educators Corp.	39,010	1,631,788
James River Group Holdings Ltd.	35,160	869,858
Palomar Holdings, Inc.*	22,750	1,455,772
ProAssurance Corp.	50,876	1,367,547
Safety Insurance Group, Inc.	13,420	1,219,207
Selectquote, Inc.*(a)	117,950	329,081
SiriusPoint Ltd. (Bermuda)*(a)	81,050	606,254
Stewart Information Services Corp.	25,342	1,535,979
Trupanion, Inc.*(a)	32,350	2,883,032
United Fire Group, Inc.	20,451	635,413
Universal Insurance Holdings, Inc.	26,480	357,215
		25,224,945
Interactive Media & Services — 0.2%
Cars.com, Inc.*(a)	61,200	883,116
QuinStreet, Inc.*	47,150	546,940
		1,430,056
Internet & Direct Marketing Retail — 0.3%
Liquidity Services, Inc.*	25,050	428,856
PetMed Express, Inc.(a)	19,741	509,318
Shutterstock, Inc.	21,950	2,043,106
		2,981,280
IT Services — 1.6%
CSG Systems International, Inc.	30,604	1,945,496
EVERTEC, Inc. (Puerto Rico)	56,290	2,303,950
ExlService Holdings, Inc.*(a)	31,400	4,498,678
Perficient, Inc.*(a)	31,054	3,418,735
TTEC Holdings, Inc.	17,257	1,424,047
Unisys Corp.*(a)	63,300	1,367,913
		14,958,819
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	16,567	1,153,395
Vista Outdoor, Inc.*(a)	53,050	1,893,354
		3,046,749
Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.*(a)	116,060	1,410,129
	Shares	Value
Common Stocks (continued)
Machinery — 4.5%
Alamo Group, Inc.	9,350	$1,344,437
Albany International Corp. (Class A Stock)	30,514	2,572,940
Astec Industries, Inc.	21,470	923,210
Barnes Group, Inc.	43,896	1,764,180
CIRCOR International, Inc.*	19,138	509,454
Enerpac Tool Group Corp.(a)	57,034	1,248,474
EnPro Industries, Inc.	19,428	1,898,698
ESCO Technologies, Inc.	24,511	1,713,809
Federal Signal Corp.	57,550	1,942,312
Franklin Electric Co., Inc.	36,740	3,050,890
Greenbrier Cos., Inc. (The)(a)	30,660	1,579,297
Hillenbrand, Inc.	68,628	3,031,299
John Bean Technologies Corp.(a)	29,957	3,549,006
Lindsay Corp.	10,319	1,620,186
Meritor, Inc.*	66,730	2,373,586
Mueller Industries, Inc.	54,088	2,929,947
Proto Labs, Inc.*	26,020	1,376,458
SPX Corp.*	42,800	2,114,748
SPX FLOW, Inc.	39,550	3,410,001
Standex International Corp.	11,550	1,154,076
Tennant Co.(a)	17,440	1,374,272
Titan International, Inc.*	48,350	712,196
Wabash National Corp.(a)	46,150	684,866
		42,878,342
Marine — 0.5%
Matson, Inc.	39,630	4,780,171
Media — 0.7%
AMC Networks, Inc. (Class A Stock)*(a)	27,530	1,118,544
EW Scripps Co. (The) (Class A Stock)*	53,921	1,121,018
Gannett Co., Inc.*	134,370	606,009
Loyalty Ventures, Inc.*	18,800	310,764
Scholastic Corp.	28,590	1,151,605
TechTarget, Inc.*(a)	25,130	2,042,566
Thryv Holdings, Inc.*(a)	16,000	449,920
		6,800,426
Metals & Mining — 1.9%
Allegheny Technologies, Inc.*(a)	119,970	3,219,995
Arconic Corp.*	100,400	2,572,248
Carpenter Technology Corp.(a)	45,530	1,911,350
Century Aluminum Co.*	47,543	1,250,856
Compass Minerals International, Inc.(a)	32,100	2,015,559
Haynes International, Inc.(a)	11,750	500,550
Kaiser Aluminum Corp.(a)	14,950	1,407,692
Materion Corp.	19,268	1,652,038
Olympic Steel, Inc.	8,718	335,294
SunCoke Energy, Inc.	78,480	699,257
TimkenSteel Corp.*(a)	38,730	847,413
Warrior Met Coal, Inc.	48,430	1,797,237
		18,209,489
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.(a)	124,360	1,732,335

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
ARMOUR Residential REIT, Inc.(a)	84,830	$712,572
Ellington Financial, Inc.(a)	51,632	916,468
Franklin BSP Realty Trust, Inc.(a)	41,526	580,533
Granite Point Mortgage Trust, Inc.	50,790	564,785
Invesco Mortgage Capital, Inc.(a)	294,910	672,395
KKR Real Estate Finance Trust, Inc.(a)	42,250	870,773
New York Mortgage Trust, Inc.	358,330	1,307,905
PennyMac Mortgage Investment Trust(a)	89,470	1,511,148
Ready Capital Corp.(a)	63,323	953,644
Redwood Trust, Inc.	108,390	1,141,347
Two Harbors Investment Corp.(a)	324,250	1,793,102
		12,757,007
Multiline Retail — 0.1%
Big Lots, Inc.(a)	28,760	995,096
Multi-Utilities — 0.4%
Avista Corp.	66,633	3,008,480
Unitil Corp.	15,000	748,200
		3,756,680
Oil, Gas & Consumable Fuels — 3.9%
Callon Petroleum Co.*(a)	44,530	2,630,832
Civitas Resources, Inc.(a)	67,860	4,051,921
CONSOL Energy, Inc.*	29,980	1,128,147
Dorian LPG Ltd.(a)	26,190	379,493
Green Plains, Inc.*(a)	50,510	1,566,315
Laredo Petroleum, Inc.*	13,522	1,070,131
Matador Resources Co.(a)	103,900	5,504,622
Par Pacific Holdings, Inc.*	43,230	562,855
PBF Energy, Inc. (Class A Stock)*(a)	89,580	2,183,065
Ranger Oil Corp. (Class A Stock)*(a)	19,930	688,183
Renewable Energy Group, Inc.*(a)	47,370	2,872,990
REX American Resources Corp.*	4,910	489,036
SM Energy Co.	114,550	4,461,722
Southwestern Energy Co.*	1,050,340	7,530,938
Talos Energy, Inc.*	38,580	609,178
World Fuel Services Corp.	59,570	1,610,773
		37,340,201
Paper & Forest Products — 0.4%
Clearwater Paper Corp.*	15,750	441,472
Glatfelter Corp.	41,970	519,589
Mercer International, Inc. (Germany)	38,020	530,379
Neenah, Inc.	15,818	627,342
Schweitzer-Mauduit International, Inc.	29,636	814,990
Sylvamo Corp.*	33,300	1,108,224
		4,041,996
Personal Products — 0.8%
Edgewell Personal Care Co.(a)	50,990	1,869,803
elf Beauty, Inc.*	45,240	1,168,549
Inter Parfums, Inc.(a)	16,740	1,473,957
Medifast, Inc.(a)	10,950	1,870,041
USANA Health Sciences, Inc.*	10,990	873,156
		7,255,506
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.*(a)	34,700	$1,245,730
ANI Pharmaceuticals, Inc.*	11,960	336,196
Cara Therapeutics, Inc.*(a)	39,463	479,475
Collegium Pharmaceutical, Inc.*(a)	32,650	664,754
Corcept Therapeutics, Inc.*(a)	89,750	2,021,170
Endo International PLC*(a)	220,720	509,863
Harmony Biosciences Holdings, Inc.*(a)	21,550	1,048,407
Innoviva, Inc.*	58,960	1,140,876
Nektar Therapeutics*(a)	174,300	939,477
Pacira BioSciences, Inc.*(a)	41,980	3,203,914
Phibro Animal Health Corp. (Class A Stock)	19,250	384,037
Prestige Consumer Healthcare, Inc.*	47,300	2,504,062
Supernus Pharmaceuticals, Inc.*(a)	50,130	1,620,202
		16,098,163
Professional Services — 1.5%
Exponent, Inc.	49,120	5,307,416
Forrester Research, Inc.*	10,482	591,395
Heidrick & Struggles International, Inc.	18,454	730,409
Kelly Services, Inc. (Class A Stock)	33,969	736,788
Korn Ferry	51,210	3,325,577
ManTech International Corp. (Class A Stock)	25,980	2,239,216
Resources Connection, Inc.	28,820	493,975
TrueBlue, Inc.*	33,428	965,735
		14,390,511
Real Estate Management & Development — 0.6%
Douglas Elliman, Inc.(a)	62,276	454,615
Marcus & Millichap, Inc.	23,540	1,240,087
RE/MAX Holdings, Inc. (Class A Stock)	17,910	496,644
Realogy Holdings Corp.*	109,940	1,723,859
St. Joe Co. (The)(a)	31,070	1,840,587
		5,755,792
Road & Rail — 0.4%
ArcBest Corp.(a)	23,415	1,884,908
Heartland Express, Inc.(a)	44,048	619,755
Marten Transport Ltd.	56,505	1,003,529
		3,508,192
Semiconductors & Semiconductor Equipment — 3.4%
Axcelis Technologies, Inc.*	31,390	2,370,887
CEVA, Inc.*	21,750	884,138
Cohu, Inc.*	45,917	1,359,143
Diodes, Inc.*(a)	42,360	3,684,896
FormFactor, Inc.*	73,730	3,098,872
Ichor Holdings Ltd.*	26,870	957,109
Kulicke & Soffa Industries, Inc. (Singapore)(a)	58,722	3,289,606
MaxLinear, Inc.*	66,580	3,884,943
Onto Innovation, Inc.*(a)	46,457	4,036,649
PDF Solutions, Inc.*	28,240	787,049
Photronics, Inc.*	58,120	986,296
Rambus, Inc.*	103,090	3,287,540

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
SMART Global Holdings, Inc.*(a)	44,200	$1,141,686
Ultra Clean Holdings, Inc.*	42,310	1,793,521
Veeco Instruments, Inc.*(a)	47,573	1,293,510
		32,855,845
Software — 2.8%
8x8, Inc.*(a)	111,520	1,404,037
Agilysys, Inc.*	18,342	731,479
Alarm.com Holdings, Inc.*	43,410	2,885,028
Bottomline Technologies DE, Inc.*	36,610	2,075,055
Cerence, Inc.*	36,900	1,332,090
Consensus Cloud Solutions, Inc.*(a)	15,000	901,950
Ebix, Inc.(a)	22,427	743,455
InterDigital, Inc.(a)	28,920	1,845,096
LivePerson, Inc.*(a)	63,460	1,549,693
OneSpan, Inc.*	32,600	470,744
Progress Software Corp.	41,567	1,957,390
SPS Commerce, Inc.*	33,910	4,448,992
Vonage Holdings Corp.*	240,130	4,872,238
Xperi Holding Corp.(a)	98,565	1,707,146
		26,924,393
Specialty Retail — 4.0%
Aaron’s Co., Inc. (The)	29,740	597,179
Abercrombie & Fitch Co. (Class A Stock)*(a)	53,250	1,703,467
Academy Sports & Outdoors, Inc.(a)	82,650	3,256,410
America’s Car-Mart, Inc.*(a)	5,640	454,358
Asbury Automotive Group, Inc.*	21,810	3,493,962
Barnes & Noble Education, Inc.*	33,766	120,882
Bed Bath & Beyond, Inc.*(a)	90,780	2,045,273
Boot Barn Holdings, Inc.*(a)	27,930	2,647,485
Buckle, Inc. (The)(a)	27,699	915,175
Caleres, Inc.	35,914	694,218
Cato Corp. (The) (Class A Stock)	17,923	262,751
Chico’s FAS, Inc.*	115,500	554,400
Children’s Place, Inc. (The)*(a)	12,865	634,245
Conn’s, Inc.*(a)	18,130	279,383
Designer Brands, Inc. (Class A Stock)*(a)	58,050	784,256
Genesco, Inc.*(a)	12,952	823,877
Group 1 Automotive, Inc.	16,214	2,721,196
Guess?, Inc.(a)	36,850	805,172
Haverty Furniture Cos., Inc.(a)	14,001	383,907
Hibbett, Inc.(a)	12,096	536,337
LL Flooring Holdings, Inc.*(a)	27,602	386,980
MarineMax, Inc.*(a)	20,662	831,852
Monro, Inc.	31,632	1,402,563
ODP Corp. (The)*	43,185	1,979,169
Rent-A-Center, Inc.(a)	57,020	1,436,334
Sally Beauty Holdings, Inc.*(a)	103,770	1,621,925
Shoe Carnival, Inc.(a)	16,540	482,306
Signet Jewelers Ltd.(a)	49,590	3,605,193
Sleep Number Corp.*(a)	21,340	1,082,151
Sonic Automotive, Inc. (Class A Stock)(a)	19,527	830,093
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*(a)	18,370	$701,918
		38,074,417
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.*(a)	120,410	2,008,439
Corsair Gaming, Inc.*(a)	31,050	657,018
Diebold Nixdorf, Inc.*	68,710	462,418
		3,127,875
Textiles, Apparel & Luxury Goods — 1.1%
Fossil Group, Inc.*	45,020	433,993
G-III Apparel Group Ltd.*(a)	41,210	1,114,730
Kontoor Brands, Inc.(a)	44,850	1,854,547
Movado Group, Inc.	15,417	602,034
Oxford Industries, Inc.(a)	14,916	1,349,898
Steven Madden Ltd.	72,125	2,786,910
Unifi, Inc.*	13,170	238,377
Vera Bradley, Inc.*	24,210	185,691
Wolverine World Wide, Inc.(a)	77,644	1,751,649
		10,317,829
Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc.*	50,460	2,340,840
Capitol Federal Financial, Inc.	121,990	1,327,251
Flagstar Bancorp, Inc.	50,070	2,122,968
Mr. Cooper Group, Inc.*	70,830	3,234,806
NMI Holdings, Inc. (Class A Stock)*	80,860	1,667,333
Northfield Bancorp, Inc.	40,860	586,750
Provident Financial Services, Inc.(a)	71,990	1,684,566
TrustCo Bank Corp.	18,127	578,795
Walker & Dunlop, Inc.(a)	27,790	3,596,582
WSFS Financial Corp.(a)	61,710	2,876,920
		20,016,811
Tobacco — 0.3%
Universal Corp.(a)	23,200	1,347,224
Vector Group Ltd.	123,302	1,484,556
		2,831,780
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	36,258	3,722,246
Boise Cascade Co.	37,060	2,574,558
DXP Enterprises, Inc.*(a)	16,250	440,213
GMS, Inc.*	40,570	2,019,169
NOW, Inc.*	104,250	1,149,877
Veritiv Corp.*	13,090	1,748,693
		11,654,756
Water Utilities — 0.8%
American States Water Co.(a)	34,792	3,097,184
California Water Service Group	49,510	2,934,953
Middlesex Water Co.(a)	16,500	1,735,305
		7,767,442
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	47,110	1,110,854

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.(a)	93,150	$1,758,672
		2,869,526

Total Common Stocks (cost $579,936,202)		946,263,720
Exchange-Traded Fund — 0.6%
iShares Core S&P Small-Cap ETF(a)	54,420	5,870,829
(cost $5,264,309)

Total Long-Term Investments (cost $585,200,511)		952,134,549
Short-Term Investments — 33.3%
Affiliated Mutual Funds — 33.3%
PGIM Core Ultra Short Bond Fund(wa)	4,927,673	4,927,673
PGIM Institutional Money Market Fund (cost $313,549,474; includes $313,490,494 of cash collateral for securities on loan)(b)(wa)	313,982,390	313,699,806

Total Affiliated Mutual Funds (cost $318,477,147)		318,627,479

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.456%	06/16/22	360	359,680
(cost $359,654)

Total Short-Term Investments (cost $318,836,801)				318,987,159

TOTAL INVESTMENTS—132.7% (cost $904,037,312)				1,271,121,708

Liabilities in excess of other assets(z) — (32.7)%				(313,248,310)

Net Assets — 100.0%				$957,873,398

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $303,521,045; cash collateral of $313,490,494 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
49	Russell 2000 E-Mini Index	Jun. 2022	$5,062,680	$227,762
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8